S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
No Redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.54
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.53
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(1.25)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	11.3
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.3)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (299,166)
Net Tangible Book Value, Proceeds from Offering	254,000,000
Net Tangible Book Value, Adjusted	$ (9,148,920)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	6,325,000
Number of Shares Used, Offering | shares	25,300,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	7,031,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 11.3
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(1.25)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	11.3
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.3)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (299,166)
Net Tangible Book Value, Proceeds from Offering	221,000,000
Net Tangible Book Value, Adjusted	$ (8,003,120)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	6,325,000
Number of Shares Used, Offering | shares	22,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	6,140,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 11.3
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (253,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(25,300,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (220,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(22,000,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (10,120,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,800,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (174,200)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(825,000)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 270,246
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 270,246
Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	706,000
Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	640,000
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.99
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.06
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.94
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (299,166)
Net Tangible Book Value, Proceeds from Offering	254,000,000
Net Tangible Book Value, Adjusted	$ 180,601,080
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	6,325,000
Number of Shares Used, Offering | shares	25,300,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	26,006,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.06
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.98
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.07
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.93
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (299,166)
Net Tangible Book Value, Proceeds from Offering	221,000,000
Net Tangible Book Value, Adjusted	$ 156,996,880
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	6,325,000
Number of Shares Used, Offering | shares	22,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	22,640,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.07
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (63,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(6,325,000)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (55,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,500,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (10,120,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,800,000)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (174,200)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(825,000)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 270,246
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 270,246
Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	706,000
Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	640,000
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.01
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.04
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.96
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (299,166)
Net Tangible Book Value, Proceeds from Offering	254,000,000
Net Tangible Book Value, Adjusted	$ 117,351,080
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	6,325,000
Number of Shares Used, Offering | shares	25,300,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	19,681,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.04
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.05
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.95
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (299,166)
Net Tangible Book Value, Proceeds from Offering	221,000,000
Net Tangible Book Value, Adjusted	$ 101,996,880
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	6,325,000
Number of Shares Used, Offering | shares	22,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	17,140,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.05
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (126,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(12,650,000)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (110,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(11,000,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (10,120,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,800,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (174,200)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(825,000)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 270,246
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 270,246
Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	706,000
Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	640,000
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.1
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.95
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.05
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (299,166)
Net Tangible Book Value, Proceeds from Offering	254,000,000
Net Tangible Book Value, Adjusted	$ 54,101,080
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	6,325,000
Number of Shares Used, Offering | shares	25,300,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	13,356,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.95
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.09
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.96
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.04
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (299,166)
Net Tangible Book Value, Proceeds from Offering	221,000,000
Net Tangible Book Value, Adjusted	$ 46,996,880
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	6,325,000
Number of Shares Used, Offering | shares	22,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,640,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.96
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (189,750,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(18,975,000)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (165,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(16,500,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (10,120,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,800,000)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (174,200)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(825,000)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 270,246
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 270,246
Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	706,000
Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	640,000